Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 8 - Commitments and Contingencies

Delta's president and vice president entered into employment agreements that provide for an annual base salary of $150,000 each.

On July 23, 2008, Delta Seaboard Well Service, Inc., our wholly-owned subsidiary negotiated a settlement in the Fort Apache Energy, Inc. v. Delta Seaboard Well Service, Inc. lawsuit for $1,450,000. Delta partially recovered this loss through insurance as described below.

Delta Seaboard Well Service, Inc. v. Houstoun, Woodard, Eason, Gentle Tomforde and Anderson, Inc., D/B/A Insurance Alliance and Robert Holman ("Broker Lawsuit"). On February 19, 2010, Delta settled its claims in the Broker Lawsuit and received $700,000, which is included in other income for the six months ended June 30, 2010.

Wintech Partners, LLC ("Wintech"), a company owned by the noncontrolling interest owners of Delta, owns 100% of Delta's Houston facilities and is responsible for the associated $1,750,000 note payable. Delta pays rent to Wintech by paying the 5.75% interest due on the note payable along with the monthly lease payments of $9,250, which expire on June 30, 2012. Delta also has a 5,000 square foot office and warehouse facility in Louisiana which is leased from Wintech at an annual rental of $18,000.

Future minimum lease payments are as follows:
Amount
Year December 31, 2011	$114,813
Year December 31, 2012	174,125
$288,938